Company financial information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed financial statements
Summary of parent-only financial information in euro
	Year ended December 31,
	2018	2017	2016
	€'m	€'m	€'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	108	148	268
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(191)	(94)	(335)
Consolidated IFRS (loss)/profit for the year	(83)	54	(67)

	At December 31,
	2018	2017	2016
	€'m	€'m	€'m
IFRS equity reconciliation:
Parent only—IFRS equity	1,808	1,812	837
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,126)	(2,960)	(2,907)
Consolidated—IFRS equity	(1,318)	(1,148)	(2,070)

Ardagh Group S.A.
Condensed financial statements
Statement of financial position

	At December 31,
	2018	2017
	€'m	€'m
Non-current assets
Investments in subsidiary undertakings	1,809	1,809
	1,809	1,809
Current assets
Amounts receivable from subsidiary undertakings	1	10
Cash and cash equivalents	—	1
	1	11
Total assets	1,810	1,820
Equity attributable to owners of the parent
Issued capital	22	22
Share premium	1,092	1,090
Legal reserve	2	2
Capital contribution	431	431
Retained earnings	261	267
Total equity	1,808	1,812
Non-current liabilities
Amounts payable to related parties	—	—
	—	—
Current liabilities
Amounts payable to subsidiary undertakings	—	4
Other payables	2	4
	2	8
Total liabilities	2	8
Total equity and liabilities	1,810	1,820

Statement of comprehensive income

	Year ended December 31,
	2018	2017	2016
`	€'m	€'m	€'m

Dividend income	110	150	267
Other external charges	(1)	(1)	—
Finance expense	(1)	(1)	(64)
Finance income	—	—	112
Profit before exceptional items	108	148	315
Exceptional finance costs	—	—	(47)
Profit before tax	108	148	268
Income tax	—	—	—
Profit and total comprehensive income for the year	108	148	268

Statement of cash flows

	Year ended December 31,
	2018	2017	2016
	€'m	€'m	€'m
Cash flows from operating activities
Cash generated from operations	(1)	(1)	—
Tax paid	(1)	—	—
Increase in receivables	—	(10)	—
Decrease in payables	(6)	—	—
Cumulative PIK interest paid	—	—	(184)
Net cash used in operating activities	(8)	(11)	(184)
Cash flows from investing activities
Repayment of loans from subsidiary undertakings	9	—	1,112
Contribution to subsidiary undertaking	—	(299)	(1,110)
Dividends received	110	150	267
Net cash received from/(used in) investing activities	119	(149)	269
Cash flows from financing activities
Repayment of borrowings	—	—	(880)
Net proceeds from borrowings with related parties	—	—	671
Contribution from parent	—	—	431
Proceeds from share issuance	—	309	6
Dividends paid	(112)	(148)	(270)
Early redemption premium costs	—	—	(45)
Net cash (outflow)/inflow from financing activities	(112)	161	(87)
Net (decrease)/increase in cash and cash equivalents	(1)	1	(2)
Cash and cash equivalents at the beginning of the year	1	—	2
Cash and cash equivalents at the end of the year	—	1	—

Summary of parent-only financial information in U.S. dollars
	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	128	166	296
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(222)	(103)	(370)
Consolidated IFRS (loss)/profit for the year	(94)	63	(74)

	At December 31,
	2018	2017	2016
	$'m	$'m	$'m
IFRS equity reconciliation:
Parent only—IFRS equity	2,064	2,173	882
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,573)	(3,547)	(3,061)
Consolidated—IFRS equity	(1,509)	(1,374)	(2,179)